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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07398
Invesco Van Kampen Pennsylvania Value Municipal Income Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices)      (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco Van Kampen Pennsylvania Value
Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2011

VK-CE-PAVMI-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—160.08%

Pennsylvania—150.17%
Allegheny (County of) Higher Education Building Authority (Carnegie Mellon University); Series 2002, University RB	5.25%	03/01/32	$2,750	$2,772,578
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 2008, University RB	5.00%	03/01/21	1,165	1,266,402
Series 2011 A, University RB	5.50%	03/01/29	1,600	1,723,024
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	1,008,870
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital);
Series 2005 A, RB	5.00%	04/01/25	735	631,703
Series 2005 A, RB	5.13%	04/01/35	3,145	2,366,455
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical); Series 2009, RB	5.63%	08/15/39	2,750	2,879,195
Allegheny (County of) Industrial Development Authority (AFCO Cargo PIT, LLC); Series 1999, Cargo Facilities Lease RB (a)	6.63%	09/01/24	1,880	1,631,445
Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	1,215	1,159,268
Allegheny (County of) Industrial Development Authority (Residential Resource, Inc); Series 2006, Lease RB	5.13%	09/01/31	1,075	957,771
Allegheny (County of) Redevelopment Authority (Robinson Mall); Series 2000 A, Tax Increment Allocation RB	7.00%	11/01/17	840	841,201
Beaver (County of); Series 2009, Unlimited Tax GO Notes (INS-AGM) (b)	5.55%	11/15/31	4,935	5,285,286
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. First Mortgage RB (a)	6.13%	11/01/34	1,425	1,197,029
Berks (County of) Municipal Authority (Albright College);
Series 2004, RB	5.50%	10/01/16	1,695	1,711,221
Series 2004, RB	5.50%	10/01/17	1,800	1,805,940
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	01/15/25	3,000	3,276,300
Bradford (County of) Industrial Development Authority (International Paper); Series 2005 B, Ref. Solid Waste Disposal RB (a)	5.20%	12/01/19	1,000	1,019,910
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility); Series 2005 A, Retirement Community RB	6.25%	01/01/35	2,300	2,157,331
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/37	2,200	1,782,176
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/41	3,000	3,084,120
Centre (County of) Hospital Authority (Mt. Nittany Medical Center);
Series 2009, RB (INS-AGC) (b)	6.13%	11/15/39	2,185	2,255,750
Series 2011, RB	6.25%	11/15/41	1,000	1,051,800
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 1999, Ref. RB	6.38%	12/01/19	1,000	1,000,150
Series 1999, Ref. RB	6.38%	12/01/24	1,000	999,950
Coatesville School District; Series 2010, Limited Tax GO Bonds (INS-AGM) (b)	5.00%	08/15/30	2,650	2,882,723
Commonwealth Financing Authority; Series 2010 B, RB	5.00%	06/01/23	1,775	2,005,839
Connellsville Area School District; Series 2008 B, Limited Tax GO Notes (INS-AGM) (b)	5.00%	11/15/37	1,000	1,009,160
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.00%	01/01/30	1,600	1,515,520
Series 2010, RB	6.00%	01/01/40	2,650	2,438,318
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/39	1,850	1,929,143
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries);
Series 2007, RB	5.00%	01/01/27	2,000	1,924,060
Series 2007, RB	5.00%	01/01/36	3,000	2,715,660
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	2,000	1,882,340
Daniel Boone Area School District; Series 2008, Limited Tax GO Notes	5.00%	08/15/32	2,000	2,083,660
Dauphin (County of) General Authority (Hapsco Western Hospital); Series 1992 B, Ref. RB (c)	6.25%	07/01/16	3,410	3,867,997
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	5.75%	06/01/20	$5,475	$6,067,559
Deer Lakes School District; Series 2009, Limited Tax GO Bonds (INS-AGC) (b)	5.38%	04/01/34	1,000	1,065,990
Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS-Radian) (b)	5.75%	07/01/23	360	360,101
Delaware (County of) Authority (Elwyn);
Series 2010, RB	5.00%	06/01/19	1,875	1,934,081
Series 2010, RB	5.00%	06/01/23	975	946,784
Series 2010, RB	5.00%	06/01/24	1,755	1,681,009
Series 2010, RB	5.00%	06/01/25	750	711,848
Delaware (County of) Authority (Neumann College); Series 2008, College RB	6.25%	10/01/38	675	695,331
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.);
Series 2005 A, Water Facilities RB (INS-NATL) (a)(b)	5.00%	11/01/37	2,750	2,761,055
Series 2005 B, Water Facilities RB (INS-NATL) (a)(b)	5.00%	11/01/36	4,000	4,018,880
Series 2005 C, Water Facilities RB (INS-NATL) (a)(b)	5.00%	02/01/35	3,000	2,997,750
Delaware (County of) Industrial Development Authority (Philadelphia Suburban Water); Series 2001, Water Facilities RB (INS-AMBAC) (a)(b)	5.35%	10/01/31	2,500	2,516,575
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/40	2,000	2,054,120
Delaware Valley Regional Financial Authority;
Series 2002, RB	5.75%	07/01/17	8,000	9,079,520
Series 2002, RB	5.75%	07/01/32	2,500	2,641,425
Erie (City of) Higher Education Building Authority (Mercyhurst College); Series 2008, College RB	5.50%	03/15/38	1,000	1,012,050
Exeter Township School District; Series 2003, Unlimited Tax GO Bonds (INS-NATL) (b)	5.00%	05/15/25	2,000	2,134,780
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,980	2,994,095
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2006, Hospital RB	5.90%	07/01/40	2,000	1,733,060
Geisinger Authority;
Series 2005 C, VRD Health System RB (d)	0.07%	08/01/28	1,500	1,500,000
Series 2011 A 1, Health System RB	5.13%	06/01/41	1,500	1,558,320
Harrisburg (City of) Authority; Series 2004, Ref. RB (INS-AGM) (b)	5.00%	07/15/21	6,575	6,510,302
Lancaster (County of) Higher Education Authority (Franklin & Marshall College); Series 2008, RB	5.00%	04/15/37	3,430	3,557,630
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/40	2,990	2,998,073
Lehigh & Northampton (Counties of) Airport Authority (Lehigh Valley Airport System);
Series 2005 A, Ref. RB (INS-NATL) (a)(b)	5.00%	01/01/20	1,240	1,264,614
Series 2005 A, Ref. RB (INS-NATL) (a)(b)	5.00%	01/01/22	1,360	1,372,512
Series 2005 A, Ref. RB (INS-NATL) (a)(b)	5.00%	01/01/23	675	677,552
Lehigh (County of) General Purpose Authority (Cedar Crest College); Series 2006, College RB (INS-Radian) (b)	5.00%	04/01/26	1,510	1,451,608
Lehigh (County of) General Purpose Authority; Series 2005 B, Hospital RB (INS-AGM) (b)	5.00%	07/01/35	1,000	1,012,230
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/30	4,250	4,365,472
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/39	3,750	3,766,912
Monroe (County of) Hospital Authority (Pocono Medical Center);
Series 2003, RB (c)(e)	6.00%	01/01/14	3,000	3,339,660
Series 2007, RB	5.25%	01/01/43	3,000	2,934,630
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital); Series 2002 A, Hospital RB	5.13%	06/01/32	4,500	4,501,260
Montgomery (County of) Higher Education & Health Authority (Dickinson College); Series 2006 FF1, RB (INS-CIFG) (b)	5.00%	05/01/31	550	562,991
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2006 A, RB	4.50%	11/15/36	3,000	2,436,390
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	3,905	4,077,640
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB	7.00%	02/01/36	1,500	1,377,720
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2005, Mortgage RB	6.25%	02/01/35	750	633,195
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Mt. Lebanon Hospital Authority (St. Clair Memorial Hospital); Series 2002 A, RB	5.63%	07/01/32	$1,500	$1,504,110
Northampton (County of) General Purpose Authority (Lehigh University);
Series 2009, Higher Education RB	5.00%	11/15/39	2,000	2,077,480
Series 2009, Higher Education RB	5.50%	11/15/33	4,000	4,355,320
Northampton (County of) General Purpose Authority (St. Luke’s Hospital);
Series 2008 A, Hospital RB	5.50%	08/15/35	2,000	1,995,880
Series 2010 C, Hospital RB (e)(f)	4.50%	08/15/16	2,000	2,141,360
Northeastern York School District;
Series 2007 B, Limited Tax GO Bonds (INS-NATL) (b)	5.00%	04/01/30	1,000	1,048,310
Series 2007 B, Limited Tax GO Bonds (INS-NATL) (b)	5.00%	04/01/31	2,000	2,088,780
Owen J. Robert School District; Series 2006, Unlimited Tax GO Notes (INS-AGM) (b)(g)	5.00%	05/15/35	16,695	17,188,170
Pennsylvania (Commonwealth of);
First Series 2006, Unlimited Tax GO Bonds	5.00%	10/01/23	3,000	3,411,630
First Series 2011, Unlimited Tax GO Bonds	5.00%	11/15/30	15,000	16,657,950
Pennsylvania (State of) Economic Development Financing Authority (Allegheny Energy Supply Co.); Series 2009, RB	7.00%	07/15/39	4,220	4,569,711
Pennsylvania (State of) Economic Development Financing Authority (Aqua Pennsylvania, Inc.); Series 2010 A, Ref. Water Facility RB (a)	5.00%	12/01/34	2,000	2,044,360
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility);
Series 2009, Sewage Sludge Disposal RB	5.50%	01/01/18	1,000	1,060,870
Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/32	2,000	2,107,400
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2005 A, Solid Waste Disposal RB (a)	5.10%	10/01/27	3,690	3,720,295
Pennsylvania (State of) Higher Educational Facilities Authority (Clarion University Foundation Inc.);
Series 2003 A, RB (INS-SGI) (b)	5.00%	07/01/28	1,000	908,510
Series 2003 A, RB (INS-SGI) (b)	5.00%	07/01/33	1,500	1,311,495
Series 2003 A, RB (INS-SGI) (b)	5.25%	07/01/18	1,500	1,511,715
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2010, RB	6.00%	07/01/43	1,000	999,940
Pennsylvania (State of) Higher Educational Facilities Authority (Geneva College); Series 2002, College & University RB (c)(e)	6.13%	04/01/12	1,000	1,019,910
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2003, RB	5.50%	05/01/34	4,000	4,027,160
Pennsylvania (State of) Higher Educational Facilities Authority (Messiah College); Series 2003 AA3, RB (INS-Radian) (b)	5.50%	11/01/22	3,000	3,051,150
Pennsylvania (State of) Higher Educational Facilities Authority (Philadelphia University of Sciences); Series 2005 A, RB (INS-SGI) (b)	5.00%	11/01/36	2,320	2,358,883
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/40	5,000	5,048,150
Pennsylvania (State of) Higher Educational Facilities Authority (State System Higher Education); Series 2010 AL, RB	5.00%	06/15/21	1,450	1,713,059
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University);
Series 2002, RB	5.38%	01/01/25	1,540	1,567,905
Series 2010, RB	5.00%	03/01/40	1,000	1,036,530
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2005 C, RB (g)	5.00%	07/15/38	15,925	16,432,211
Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, Student Housing RB	5.00%	07/01/42	2,320	2,008,192
Pennsylvania (State of) Higher Educational Facilities Authority (UPMC Health System); Series 1999 A, RB (INS-AGM) (b)	5.00%	08/01/29	3,600	3,601,692
Pennsylvania (State of) Housing Finance Agency; Series 2007 100A, Single Family Mortgage RB (a)	5.10%	10/01/22	360	369,522
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB (g)	5.00%	06/15/21	12,135	14,108,636
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Pennsylvania (State of) Turnpike Commission;
Series 2004 A, RB (INS-AMBAC) (b)	5.25%	12/01/21	$1,200	$1,316,244
Series 2005 D, Ref. VRD Registration Fee RB (INS-AGM) (b)(d)	0.14%	07/15/41	875	875,000
Series 2008 A-1, RB (INS-AGC) (b)(g)	5.00%	06/01/38	12,995	13,185,767
Series 2009 C, Sub. Conv. CAB RB (INS-AGM) (b)(h)	0.00%	06/01/33	5,840	4,963,066
Series 2009 E, Sub. Conv. CAB RB (h)	0.00%	12/01/38	720	573,948
Series 2010 A 1, Motor License Fund Special RB	5.00%	12/01/38	1,000	1,044,560
Series 2010 A 2, Motor License Fund Special Conv. CAB RB (h)	0.00%	12/01/34	2,065	1,694,271
Series 2010 B 2, Conv. CAB RB (h)	0.00%	12/01/30	1,875	1,557,225
Series 2010 B 2, Conv. CAB RB (h)	0.00%	12/01/35	1,500	1,219,485
Series 2011 B, Sub. Motor License Fund Special RB	5.00%	12/01/41	11,000	11,407,660
Pennsylvania State University;
Series 2005, RB	5.00%	09/01/29	2,000	2,179,540
Series 2005, RB	5.00%	09/01/35	4,000	4,203,320
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia);
Series 2002 A, VRD RB (d)	0.09%	07/01/22	1,625	1,625,000
Series 2005 A, VRD RB (d)	0.09%	02/15/21	4,500	4,500,000
Series 2011, RB	5.00%	07/01/41	1,930	1,974,950
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB	5.00%	05/15/40	4,995	5,086,259
Philadelphia (City of) Industrial Development Authority (First Philadelphia Charter); Series 2007 A, RB	5.85%	08/15/37	2,500	2,183,075
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/40	1,000	937,500
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	2,815	2,339,884
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	1,660	1,738,037
Philadelphia (City of) Industrial Development Authority (Philadelphia Airport System); Series 2001 A, Airport RB (INS-NATL) (a)(b)	5.13%	07/01/19	2,250	2,276,775
Philadelphia (City of) Industrial Development Authority (Please Touch Museum);
Series 2006, RB	5.25%	09/01/21	2,610	2,333,288
Series 2006, RB	5.25%	09/01/26	3,230	2,662,941
Series 2006, RB	5.25%	09/01/31	1,000	778,500
Series 2006, RB	5.25%	09/01/36	2,950	2,207,692
Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development RB (a)	7.75%	12/01/17	2,000	2,001,760
Philadelphia (City of) Parking Authority; Series 1999 A, RB (INS-AMBAC) (b)	5.25%	02/15/29	1,645	1,646,036
Philadelphia (City of) Redevelopment Authority (Neighborhood Transformation); Series 2002 A, RB (INS-NATL) (b)	5.50%	04/15/16	1,905	1,936,223
Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.00%	08/01/30	1,500	1,507,755
Ninth Series 2010, Gas Works RB	5.25%	08/01/40	3,610	3,544,117
Series 2008 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	12/15/25	3,500	3,705,555
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (b)	5.50%	08/01/24	1,500	1,659,150
Series 2009 A, Water & Wastewater RB	5.25%	01/01/36	1,500	1,559,715
Series 2009 B, Limited Tax GO Bonds (INS-AGC) (b)	7.13%	07/15/38	1,040	1,167,296
Series 2010 A, Airport RB	5.00%	06/15/40	2,500	2,483,025
Series 2010 C, Water & Wastewater RB (INS-AGM) (b)	5.00%	08/01/35	2,750	2,876,775
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/36	2,000	2,195,940
Twelfth Series 1990 B, Gas Works RB (c)	7.00%	05/15/20	3,045	3,799,399
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (b)	5.13%	09/01/23	2,500	2,761,600
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (b)	5.00%	02/01/31	3,235	3,386,527
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority; Series 2010, Ref. Hotel Room Excise Tax RB (INS-AGM) (b)	5.00%	02/01/35	2,000	2,006,140
Pittsburgh (City of) Public Parking Authority; Series 2005 A, Ref. RB (INS-NATL) (b)	5.00%	12/01/25	2,215	2,259,632
Pittsburgh (City of) Urban Redevelopment Authority; Series 1999 C, RB (CEP-GNMA) (a)	5.70%	04/01/30	460	460,253
Pittsburgh (City of) Water & Sewer Authority;
Series 2008 D1, First Lien RB (INS-AGM) (b)	5.00%	09/01/24	2,000	2,163,300
Series 2008 D1, First Lien RB (INS-AGM) (b)	5.00%	09/01/25	3,000	3,219,480
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Pittsburgh (City of);
Series 2001 A, Unlimited Tax GO Bonds (c)(e)	5.50%	03/01/12	$3,000	$3,040,350
Series 2001 A, Unlimited Tax GO Bonds (INS-AMBAC) (b)	5.50%	09/01/17	2,640	2,663,100
Radnor Township School District;
Series 2005 B, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	02/15/28	1,500	1,577,265
Series 2005 B, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	02/15/35	1,500	1,546,695
Southeastern Pennsylvania Transportation Authority; Series 2011, Capital Grant Receipts RB	5.00%	06/01/29	2,480	2,613,275
State Public School Building Authority (Harrisburg School District); Series 2009 A, School RB (INS-AGC) (b)	5.00%	11/15/33	2,500	2,569,625
State Public School Building Authority (Jefferson County Dubois Technology School); Series 2004, School RB (INS-NATL) (b)	5.38%	02/01/23	2,360	2,536,858
Susquehanna Area Regional Airport Authority;
Series 2003 A, Airport System RB (INS-AMBAC) (a)(b)	5.38%	01/01/21	2,140	2,130,028
Series 2003 A, Airport System RB (INS-AMBAC) (a)(b)	5.38%	01/01/23	5,205	5,083,776
Series 2003 A, Airport System RB (INS-AMBAC) (a)(b)	5.50%	01/01/18	2,545	2,560,041
Series 2003 D, Sub. Airport System RB	5.38%	01/01/18	5,500	5,075,895
Trinity Area School District; Series 2003, Unlimited Tax GO Bonds (INS-NATL) (b)	5.25%	11/01/20	2,850	3,041,406
Twin Valley School District; Series 2006, Unlimited Tax GO Bonds (c)(e)	5.25%	10/01/15	1,820	2,119,718
Union (County of) Higher Educational Facilities Financing Authority (Bucknell University); Series 2002 A, University RB	5.25%	04/01/19	1,000	1,056,460
Union (County of) Hospital Authority (Evangelical Community Hospital);
Series 2004, RB (INS-Radian) (b)	5.25%	08/01/24	2,300	2,265,569
Series 2011, Ref. & Improvement RB	7.00%	08/01/41	3,000	3,175,590
Unity Township Municipal Authority; Series 2004, RB (INS-AGM) (b)	5.00%	12/01/24	1,285	1,343,596
University of Pittsburgh (University Capital);
Series 2000 B, Ref. RB (g)	5.25%	09/15/34	10,000	10,846,500
Series 2005 A, RB (g)(i)	5.25%	09/15/30	10,000	11,086,800
Washington (County of) Industrial Development Authority (Washington Jefferson College);
Series 2010, College RB	5.00%	11/01/36	1,700	1,726,197
Series 2010, College RB	5.25%	11/01/30	1,500	1,585,065
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB (e)(f)	5.45%	07/01/17	490	441,382
Washington (County of);
Series 2002 A, Unlimited Tax GO Bonds (c)(e)	5.13%	09/01/12	825	855,302
Series 2002 A, Unlimited Tax GO Bonds (INS-AMBAC) (b)	5.13%	09/01/27	5,025	5,066,004
West Mifflin Area School District;
Series 2009, Limited Tax GO Bonds (INS-AGM) (b)	5.13%	04/01/31	1,500	1,569,375
Series 2009, Limited Tax GO Bonds (INS-AGM) (b)	5.50%	04/01/24	500	565,170
West Shore Area Authority (Holy Spirit Hospital); Series 2001, Hospital RB	6.25%	01/01/32	4,000	4,000,960
Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group); Series 2005 A, Retirement Community RB	5.75%	01/01/26	2,350	2,155,350
Wilkes Barre Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	2,650	2,719,907

				500,691,229

Puerto Rico—5.23%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.00%	07/01/28	2,000	2,030,740
Series 2008 WW, RB	5.25%	07/01/33	1,500	1,513,635
Series 2008 WW, RB	5.50%	07/01/21	1,000	1,092,110
Series 2010 XX, RB	5.75%	07/01/36	2,000	2,095,760
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (b)	5.50%	07/01/27	1,930	2,019,648
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010, Conv. CAB RB (h)	0.00%	08/01/33	2,260	1,617,437
First Subseries 2010 A, CAB RB (h)	0.00%	08/01/34	5,000	1,234,900
First Subseries 2010 A, RB	5.38%	08/01/39	1,500	1,546,875
First Subseries 2010 C, RB	5.25%	08/01/41	2,000	2,042,440
Series 2010 A, CAB RB (h)	0.00%	08/01/35	2,500	575,200
Series 2010 A, CAB RB (h)	0.00%	08/01/36	7,800	1,678,560

				17,447,305

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Guam—2.78%
Guam (Government of) (Section 30);
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	$1,250	$1,273,363
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	500	507,840
Guam (Government of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	1,285	1,250,138
Guam (Government of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	3,000	2,862,660
Guam (Government of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	1,700	1,766,725
Guam (Government of) International Airport Authority; Series 2003 B, General RB (INS-NATL) (b)	5.25%	10/01/21	1,585	1,619,141

				9,279,867

Virgin Islands—1.90%
University of Virgin Islands; Series 2004 A, Improvement RB (c)(e)	5.38%	12/01/14	1,500	1,702,005
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	915	916,931
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	2,425	2,585,753
Virgin Islands (Government of) Water & Power Authority; Series 2007 A, Electric System RB	5.00%	07/01/25	1,090	1,111,222

				6,315,911

TOTAL INVESTMENTS(j)—160.08% (Cost $524,435,899)				533,734,312

Floating Rate Note Obligations—(15.55)%
Notes with interest rates ranging from 0.14% to 0.24% at 11/30/11 and contractual maturities of collateral ranging from 06/15/21 to 07/15/38 (See Note 1E)(k)				(51,860,000)

OTHER ASSETS LESS LIABILITIES—1.66%				5,540,913

PREFERRED SHARES—(46.19)%				(154,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$333,415,225

Investment Abbreviations:

AGC	—Assured Guaranty Corp.

AGM	—Assured Guaranty Municipal Corp.

AMBAC	—American Municipal Bond Assurance Corp.

BHAC	—Berkshire Hathaway Assurance Corp.

CAB	—Capital Appreciation Bonds

CEP	—Credit Enhancement Provider

CIFG	—CIFG Assurance North America, Inc.

Conv.	—Convertible

GNMA	—Government National Mortgage Association

GO	—General Obligation

INS	—Insurer

NATL	—National Public Finance Guarantee Corp.

Radian	—Radian Asset Assurance, Inc.

RB	—Revenue Bonds

Ref.	—Refunding

SGI	—Syncora Guarantee, Inc.

Sub.	—Subordinated

VRD	—Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(g)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1E.

(h)	Zero coupon bond issued at a discount.

(i)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,665,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	13.2%
National Public Finance Guarantee Corp.	6.0

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Trust’s investments with a value of $82,848,084 are held by Dealer Trusts and serve as collateral for the $51,860,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$533,734,312	$—	$533,734,312
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2011 was $60,854,808 and $64,812,382, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$19,096,527

Aggregate unrealized (depreciation) of investment securities	(9,466,221)

Net unrealized appreciation of investment securities	$9,630,306

Cost of investments for tax purposes is $524,104,006.
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Pennsylvania Value Municipal Income Trust

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date:	January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date:	January 27, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.